Sensitivites (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Schedule of sensitivity analysis for actuarial assumptions
During 2019 and 2018, derivative financial instruments were used to manage foreign currency risk as follows:

	2019					2018
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Cash and cash equivalents	97	2	153	—	252	294	2	33	—	329
Financial investments	965	—	1,016	—	1,981	1,471	69	1,125	29	2,694
Borrowings	(10,591)	(4,787)	(12,126)	(1,226)	(28,730)	(10,912)	(3,794)	(11,068)	(851)	(26,625)
Pre-derivative position	(9,529)	(4,785)	(10,957)	(1,226)	(26,497)	(9,147)	(3,723)	(9,910)	(822)	(23,602)
Derivative effect	(1,055)	4,803	(5,245)	1,465	(32)	3,748	3,793	(7,992)	1,051	600
Net debt position	(10,584)	18	(16,202)	239	(26,529)	(5,399)	70	(17,902)	229	(23,002)
The currency exposure on other financial instruments is as follows:

	2019					2018
	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m	Sterling £m	Euro £m	Dollar £m	Other £m	Total £m
Trade and other receivables	398	—	1,635	—	2,033	253	—	1,528	—	1,781
Trade and other payables	(1,221)	—	(2,085)	—	(3,306)	(1,124)	—	(1,793)	—	(2,917)
Other non-current liabilities	(93)	—	(247)	—	(340)	(144)	—	(254)	—	(398)

	2019		2018
	Income statement £m	Other equity reserves £m	Income statement £m	Other equity reserves £m
Financial risk (post-tax):
UK RPI change of 0.5%[1]	27	—	30	—
UK interest rates change of 0.5%	16	13	43	26
US interest rates change of 0.5%	11	44	39	17
US dollar exchange rate change of 10%[2]	53	246	48	479

1.	Excludes sensitivities to LPI curve. Further details on sensitivities are provided in note 32(g).

2.
The other equity reserves impact does not reflect the exchange translation in our US subsidiaries’ net assets. It is estimated this would change by £1,119 million (2018: £1,040 million) in the opposite direction if the dollar exchange rate changed by 10%.

Our commodity contract derivatives are sensitive to price risk. Additional sensitivities in respect to commodity price risk and to our derivative fair values are as follows:

	2019		2018
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Commodity price risk (post-tax):
10% increase in commodity prices	26	26	23	23
10% decrease in commodity prices	(27)	(27)	(23)	(23)

Assets and liabilities carried at fair value (pre-tax):[1]
10% fair value change in derivative financial instruments[2]	(3)	(3)	60	60
10% fair value change in commodity contract derivative liabilities	—	—	(5)	(5)

1.	Excludes sensitivities to the Further Acquisition Agreement derivative. These were classified to held for sale as at 31 March 2019 (see note 10).

2.	The effect of a 10% change in fair value assumes no hedge accounting.
The table below sets out the sensitivity analysis for each of the areas of estimation uncertainty set out in note 1E. These estimates are those that have a significant risk of resulting in a material adjustment to the carrying values of assets and liabilities in the next year.

	2019		2018
	Income statement £m	Net assets £m	Income statement £m	Net assets £m
Pensions and other post-retirement benefits (pre-tax):[1]
UK discount rate change of 0.5%[2]	6	1,064	8	1,075
US discount rate change of 0.5%[2]	16	688	15	623
UK RPI rate change of 0.5%[3]	4	908	5	965
UK long-term rate of increase in salaries change of 0.5%[4]	1	56	—	61
US long-term rate of increase in salaries change of 0.5%[4]	2	46	3	44
UK change of one year to life expectancy at age 65	1	610	2	588
US change of one year to life expectancy at age 65	4	406	4	359
Assumed US healthcare cost trend rates change of 1%	32	503	31	448

Environmental provision:
10% change in estimated future cash flows	165	165	154	154

1.	The changes shown are a change in the annual pension or other post-retirement benefit service charge and change in the defined benefit obligations.

2.
A change in the discount rate is likely to occur as a result of changes in bond yields and as such would be expected to be offset to a significant degree by a change in the value of the bond assets held by the plans.

3.	The projected impact resulting from a change in RPI reflects the underlying effect on pensions in payment, pensions in deferment and resultant increases in salary assumptions.

4.	This change has been applied to both the pre 1 April 2014 and post 1 April 2014 rate of increase in salary assumption.